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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805

October 9, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H
    Registration Statement on Form N-4
    File No. 333-_________

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred combination fixed and variable annuity contract ("Venture(R) Opportunity Series A Variable Annuity Contract") to be issued by the Company.

     An additional pre-effective amendment will be filed on or before December 17, 2007 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities